INCOME TAXES (Components of Income Before Taxes, Equity in Net Loss of Equity Method Investees and Noncontrolling Interest) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Domestic	$ (3,182)	$ (3,659)	$ (3,593)
Foreign	1,703	8,661	4,650
Income (loss) before income taxes, equity in net (loss) income of equity method investees and non-controlling interest	$ (1,479)	$ 5,002	$ 1,057